Loans Payable - Additional Information (Detail)																											12 Months Ended
	Nov. 30, 2017 USD ($)	Nov. 17, 2017 USD ($)	Sep. 30, 2017 USD ($)	Sep. 29, 2017 USD ($)	Sep. 21, 2017 USD ($)	Sep. 21, 2017 CNY (¥)	Aug. 21, 2017 USD ($)	Aug. 15, 2017 USD ($)	Apr. 11, 2017 USD ($)	Apr. 10, 2017 USD ($)	Dec. 14, 2016 USD ($)	Dec. 09, 2016 USD ($)	Nov. 24, 2016 USD ($)	Sep. 23, 2016 USD ($)	Aug. 16, 2016 USD ($)	Aug. 12, 2016 USD ($)	Aug. 08, 2016 USD ($)	Jul. 19, 2016 USD ($)	Jul. 11, 2016 USD ($)	Jun. 08, 2016 USD ($)	Feb. 26, 2016 USD ($)	Jan. 29, 2016 USD ($)	Jan. 22, 2016 USD ($)	Aug. 28, 2015 USD ($)	Aug. 10, 2015 USD ($)	Dec. 09, 2014 USD ($) Agreement Loan	Dec. 31, 2017	Nov. 30, 2017 CNY (¥)	Nov. 17, 2017 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 29, 2017 CNY (¥)	Aug. 21, 2017 CNY (¥)	Aug. 15, 2017 CNY (¥)	Jun. 12, 2017 USD ($)	Jun. 12, 2017 CNY (¥)	Apr. 11, 2017 CNY (¥)	Apr. 10, 2017 CNY (¥)	Jan. 24, 2017 USD ($)	Jan. 24, 2017 CNY (¥)	Dec. 19, 2016 USD ($)	Dec. 19, 2016 CNY (¥)	Dec. 14, 2016 CNY (¥)	Dec. 09, 2016 CNY (¥)	Nov. 26, 2016 USD ($)	Nov. 26, 2016 CNY (¥)	Nov. 25, 2016 USD ($)	Nov. 25, 2016 CNY (¥)	Nov. 24, 2016 CNY (¥)	Nov. 17, 2016 USD ($)	Nov. 17, 2016 CNY (¥)	Sep. 23, 2016 CNY (¥)	Aug. 16, 2016 CNY (¥)	Aug. 12, 2016 CNY (¥)	Aug. 08, 2016 CNY (¥)	Jul. 19, 2016 CNY (¥)	Jul. 11, 2016 CNY (¥)	Jun. 22, 2016 USD ($) Tranche	Jun. 22, 2016 CNY (¥) Tranche	Jun. 08, 2016 CNY (¥)	Feb. 26, 2016 CNY (¥)	Jan. 29, 2016 CNY (¥)	Jan. 22, 2016 CNY (¥)	Aug. 28, 2015 CNY (¥)	Aug. 25, 2015 USD ($)	Aug. 25, 2015 CNY (¥)	Aug. 10, 2015 CNY (¥)	Jul. 17, 2015 USD ($)	Jul. 17, 2015 CNY (¥)	Dec. 09, 2014 CNY (¥) Agreement Loan
Unsecured Loan 1
Debt Instrument [Line Items]
Number of tranches issued and sold | Tranche																																																									2	2
China Merchants Bank (Beijing Branch)
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan							$ 46,000,000												$ 31,000,000													¥ 300,000,000																								¥ 200,000,000
Amount borrowed under the commitment of a bank loan			$ 20,000,000														$ 12,000,000	$ 8,000,000												¥ 130,000,000																								¥ 80,000,000	¥ 50,000,000
Annual interest rate			5.05%														4.35%	4.35%												5.05%																								4.35%	4.35%
Bank loan maturity period							1 year										1 year	1 year
Secured loan,interest rate description							116% of benchmark one-year lending rate published by the People’s Bank of China												Benchmark one-year lending rate published by the People’s Bank of China
China Merchants Bank (Beijing Branch) | iQIYI
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan								$ 31,000,000															$ 31,000,000										¥ 200,000,000																													¥ 200,000,000
Amount borrowed under the commitment of a bank loan			$ 16,000,000								$ 4,000,000										$ 3,000,000	$ 8,000,000								¥ 106,000,000												¥ 26,000,000																		¥ 21,000,000	¥ 54,000,000
Annual interest rate			4.11%								4.13%										4.13%	4.13%								4.11%												4.13%																		4.13%	4.13%
Bank loan maturity period			1 year								1 year										1 year	1 year
Secured loan,interest rate description								LPR plus surcharges															95% of benchmark one-year lending rate published by the People’s Bank of China
China Citic Bank (Chongqing Branch)
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan				$ 46,000,000												$ 23,000,000			$ 23,000,000												¥ 300,000,000																						¥ 150,000,000			¥ 150,000,000
Amount borrowed under the commitment of a bank loan				$ 46,000,000										$ 23,000,000	$ 23,000,000																¥ 300,000,000																				¥ 150,000,000	¥ 150,000,000
Annual interest rate				5.00%										4.78%	4.56%																5.00%																				4.78%	4.56%
Bank loan maturity period				1 year										1 year	1 year
The percentage points added to LIBOR to compute the floating interest rate per annum																0.2675%			0.485%
Secured loan,interest rate description				115% of benchmark one-year lending rate published by the People’s Bank of China
China Citic Bank (Chongqing Branch) | Banking Facility Agreement One
Debt Instrument [Line Items]
Interest rate terms																			Loan Prime Rate (“LPR”) plus 48.50 basis points
China Citic Bank (Chongqing Branch) | Banking Facility Agreement Two
Debt Instrument [Line Items]
Interest rate terms																LPR plus 26.75 basis points
International Finance Corporation
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan																																																	$ 77,000,000	¥ 500,000,000
Amount borrowed under the commitment of a bank loan												$ 77,000,000																															¥ 500,000,000
Annual interest rate												4.92%															6.04%																4.92%
Bank loan maturity period												1 year
Debt, maturity date																											Dec. 08, 2018
China Merchant Bank (Shanghai Branch)
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan													$ 15,000,000																																			¥ 100,000,000
Amount borrowed under the commitment of a bank loan																																						$ 2,000,000	¥ 15,000,000	$ 13,000,000	¥ 85,000,000
Annual interest rate																																						4.18%	4.18%	4.18%	4.18%
Bank loan maturity period													1 year
China Minsheng Bank (Beijing Branch) | iQIYI
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan																																		$ 46,000,000	¥ 300,000,000
Amount borrowed under the commitment of a bank loan	$ 10,000,000	$ 20,000,000																										¥ 62,000,000	¥ 132,000,000
Annual interest rate	5.00%	4.78%																										5.00%	4.78%
Bank loan maturity period	1 year	1 year
Bank Of China Los Angeles Branch
Debt Instrument [Line Items]
Number of loan agreements																										2																																											2
Number of unsecured loan | Loan																										2																																											2
Number of interest rate swap agreements																										2																																											2
Bank Of China Los Angeles Branch | Unsecured Loan 1
Debt Instrument [Line Items]
Amount borrowed under the commitment of a bank loan																										$ 150,000,000																																											¥ 976,000,000
Annual interest rate																										2.31%																																											2.31%
Bank loan maturity period																										2 years
Bank Of China Los Angeles Branch | Unsecured Loan 2
Debt Instrument [Line Items]
Amount borrowed under the commitment of a bank loan																										$ 150,000,000																																											¥ 976,000,000
Annual interest rate																										2.45%																																											2.45%
Bank loan maturity period																										3 years
Sumitomo Mitsui Bank Loan
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan																																																																			$ 150,000,000	¥ 976,000,000
Amount borrowed under the commitment of a bank loan																									$ 150,000,000																																									¥ 976,000,000
Annual interest rate																									1.41%																																									1.41%
Bank loan maturity period																									2 years
HSBC Bank Loan
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan																																																																$ 200,000,000	¥ 1,300,000,000
Amount borrowed under the commitment of a bank loan																								$ 200,000,000																																							¥ 1,300,000,000
Annual interest rate																								1.42%																																							1.42%
Bank loan maturity period																								2 years
A Group Of 21 Arrangers | Unsecured Loan 1
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan																				$ 1,000,000,000																																							¥ 6,500,000,000
Amount borrowed under the commitment of a bank loan																																												$ 250,000,000	¥ 1,600,000,000	$ 250,000,000	¥ 1,600,000,000
Annual interest rate																																												2.78%	2.78%	2.78%	2.78%
Bank loan maturity period																				5 years
The percentage points added to LIBOR to compute the floating interest rate per annum																											1.10%
A Group Of 21 Arrangers | Unsecured Loan 2
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan																				$ 1,000,000,000																																							¥ 6,500,000,000
Bank loan maturity period																				5 years
A Group Of 21 Arrangers | Debt Instrument Tranche One | Unsecured Loan 1
Debt Instrument [Line Items]
Amount borrowed under the commitment of a bank loan																																																									$ 250,000,000	¥ 1,600,000,000
Annual interest rate																																																									2.11%	2.11%
A Group Of 21 Arrangers | Debt Instrument Tranche Two | Unsecured Loan 1
Debt Instrument [Line Items]
Amount borrowed under the commitment of a bank loan																																																									$ 250,000,000	¥ 1,600,000,000
Annual interest rate																																																									2.10%	2.10%
Bank Of China Shanghai Branch [Member] | iQIYI
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan										$ 46,000,000																											¥ 299,000,000
Amount borrowed under the commitment of a bank loan									$ 46,000,000																											¥ 299,000,000
Annual interest rate									4.47%																											4.47%
Bank loan maturity period									3 years
Secured loan,interest rate description										94% of benchmark three-year lending rate published by the People’s Bank of China
Repayment of debt					$ 1,000,000	¥ 5,000,000